Related Party Transaction (Details) - USD ($)		12 Months Ended
	Oct. 09, 2024	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Related party amount		$ 700,000
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party amount			$ 129,056
Repayment of related party			$ 812,277
Outstanding principal amount	$ 600,000
Series B [Member] | Huihe Zheng [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)	6,000,000
Purchase price per share (in Dollars per share)	$ 0.1